Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	Long-term investments consisted of the following:
	As of December 31,
	2024	2025
	RMB	RMB
Measurement alternative method
PFI Food Industries Limited	8,490,163	-

Long-term investments	8,490,163	-